Business acquisitions and development projects	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business acquisitions and development projects	Business acquisitions and development projects
(a)Acquisition of New York American Water Company, Inc.
Subsequent to year end, effective January 1, 2022, the Company completed the acquisition of New York American Water Company, Inc (subsequently renamed Liberty Utilities (New York Water) Corp. (“Liberty NY Water”)) for a purchase price of approximately $608,000. Liberty NY Water is a Merrick, New York based regulated water and wastewater utility company, serving customers in seven counties in southeastern New York.
Due to the timing of the acquisition, the Company has not completed the fair value measurements. The Company will continue to review information and perform further analysis prior to finalizing the allocation of the consideration paid to the fair value of the asset acquired and liabilities assumed.
(b)Agreement to Acquire Kentucky Power Company and AEP Kentucky Transmission Company
On October 26, 2021, the Company entered into an agreement with American Electric Power Company, Inc. (“AEP”) and AEP Transmission Company, LLC to acquire Kentucky Power Company (“Kentucky Power”) and AEP Kentucky Transmission Company, Inc. (“Kentucky TransCo”) for a total purchase price of approximately $2,846,000, including the assumption of approximately $1,221,000 in debt (the “Kentucky Power Transaction”).
Kentucky Power is a state rate-regulated electricity generation, distribution and transmission utility operating within the Commonwealth of Kentucky under a cost of service framework. Kentucky TransCo is an electricity transmission business operating in the Kentucky portion of the transmission infrastructure that is part of the Pennsylvania – New Jersey – Maryland regional transmission organization, PJM. Kentucky Power and Kentucky TransCo are both regulated by FERC.
Closing of the Kentucky Power Transaction is subject to receipt of certain regulatory and governmental approvals, including the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, clearance of the Kentucky Power Transaction by the Committee on Foreign Investment in the United States, the approval by each of the Kentucky Public Service Commission and FERC, and the approval of the Public Service Commission of West Virginia with respect to the termination and replacement of the existing operating agreement for the Mitchell coal generating facility (in which Kentucky Power owns a 50% interest, representing 780 MW), and the satisfaction of other customary closing conditions. If the acquisition agreement is terminated in certain circumstances, including due to a failure to receive required regulatory approvals (other than the approval of the Kentucky Public Service Commission, FERC or the Public Service Commission of West Virginia for the termination and replacement of the existing operating agreement for the Mitchell Plant), the Company may be required to pay a termination fee of $65,000. The Kentucky Power Transaction is expected to close in mid-2022.
(c)Acquisition of Mid-West Wind Facilities
In 2019, The Empire District Electric Company (“Empire Electric System”), a wholly owned subsidiary of the Company, entered into purchase agreements to acquire, once completed, three wind farms generating up to 600 MW of wind energy located in Barton, Dade, Lawrence, and Jasper Counties in Missouri, and in Neosho County, Kansas (collectively, the “Mid-West Wind Facilities”).
In November 2019, Liberty Utilities Co., a wholly owned subsidiary of the Company, acquired an interest in the entities that own North Fork Ridge and Kings Point, the two Missouri wind projects and, in partnership with a third-party developer, continued development and construction of such projects until acquisition by the Empire Electric System following completion. The Company accounted for its interest in these two projects using the equity method (note 8(c)).
In November 2019, a tax equity agreement was executed for Neosho Ridge, the Kansas wind project, and in December 2020, tax equity agreements were executed for North Fork Ridge and Kings Point. Under these agreements, the Class A partnership units are owned by third-party tax equity investors who receive the majority of the tax attributes associated with the Mid-West Wind Facilities. Concurrent with the execution of the tax equity agreements in December 2020, the North Fork Ridge Wind Facility reached commercial operation and the tax equity investors provided initial funding of $29,446. The Kings Point Wind and Neosho Ridge Wind Facilities reached commercial operation in 2021.
3.Business acquisitions and development projects (continued)
(c)Acquisition of Mid-West Wind Facilities (continued)
The Empire Electric System acquired each of the Mid-West Wind Facilities in 2021 for total consideration to third-party developers of $97,760 and obtained control of the facilities. Subsequent to acquisition, the tax equity investors provided additional funding of $530,880 and third-party construction loans of $789,923 were repaid. The Company accounted for these transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
The following table summarizes the allocation of the aggregate assets acquired and liabilities assumed at the acquisition dates.

Mid-West Wind
Working capital	$(28,630)
Property, plant and equipment	1,141,884
Long-term debt	(789,804)
Asset retirement obligation	(27,053)
Deferred tax liability	(4,566)
Other liabilities	(104,129)
Non-controlling interest (tax equity investors)	(29,141)
Total net assets acquired	158,561
Cash and cash equivalents	15,860
Net assets acquired, net of cash and cash equivalents	$142,701
(d)Altavista Solar Facility
Up to April 2021, the Company held a 50% interest in Altavista Solar SponsorCo, LLC, an entity that indirectly owns an 80 MW solar power facility located in Campbell County, Virginia. In April 2021, the Company acquired the remaining 50% interest in Altavista Solar SponsorCo, LLC for $6,735 and as a result, obtained control of the facility. Subsequent to acquisition, the third-party construction loan of $122,024 was repaid. The Company accounted for the transaction as an asset acquisition since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the solar facility.

Altavista Solar
Working capital	$870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Deferred tax liability	(421)
Asset retirement obligation	(3,332)
Total net assets acquired	13,436
Cash and cash equivalents	33
Net assets acquired, net of cash and cash equivalents	$13,403
3.Business acquisitions and development projects (continued)
(e)Maverick Creek Wind Facility and Sugar Creek Wind Facility
Up to January 2021, the Company held 50% equity interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC (note 8). The two entities indirectly own 492 MW and 202 MW wind development projects in the state of Texas and Illinois (“Maverick Creek Wind Facility” and “Sugar Creek Wind Facility”), respectively. In January 2021, the Company acquired the remaining 50% interests in Maverick Creek Wind SponsorCo, LLC and AAGES Sugar Creek Wind, LLC for $43,797 in aggregate and obtained control of the facilities. An amount of $18,641 was withheld from the consideration for the acquisition of AAGES Sugar Creek Wind, LLC and remains payable upon the satisfaction of certain conditions. The Company accounted for the transactions as asset acquisitions since substantially all of the fair value of gross assets acquired is concentrated in a group of similar identifiable assets.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date of the two wind facilities. The existing loans between the Company and the partnerships of $87,035 were treated as additional consideration incurred to acquire the partnerships.

Maverick Creek and Sugar Creek
Working capital	$(15,557)
Property, plant and equipment	1,062,613
Long-term debt	(855,409)
Asset retirement obligation	(23,402)
Deferred tax liability	(337)
Derivative instruments	7,575
Total net assets acquired	175,483
Cash and cash equivalents	4,241
Net assets acquired, net of cash and cash equivalents	$171,242
Tax equity investors provided funding of $147,914 and $380,829 to the Sugar Creek Wind Facility and Maverick Creek Wind Facility, respectively, in 2021 and third-party construction loans of $284,829 and $570,579, respectively, were repaid subsequent to the acquisition of the remaining 50% interests in the facilities.
3.Business acquisitions and development projects (continued)
(f)Acquisition of Ascendant Group Limited
On November 9, 2020, the Company completed the acquisition of Liberty Group Limited (formerly Ascendant Group Limited (“Ascendant”)), parent company of Bermuda Electric Light Company Limited (“BELCO”). BELCO is the sole electric utility providing regulated electrical generation, transmission and distribution services to Bermuda's residents and businesses.
The purchase price was $364,468 for the acquisition of Ascendant. The costs related to this acquisition have been expensed through the consolidated statement of operations.
The following table summarizes the final allocation of the acquisition price to the assets acquired and liabilities assumed at the acquisition date:

Working capital	$71,948
Property, plant and equipment	417,947
Intangible assets	27,315
Goodwill	93,202
Regulatory assets	9,859
Other assets	4,992
Long-term debt	(159,682)
Pension and other post-employment benefits	(58,746)
Derivative instruments	(12,748)
Other liabilities	(29,619)
Total net assets acquired	$364,468
Cash and cash equivalents acquired	42,920
Total net assets acquired, net of cash and cash equivalents	$321,548
The determination of the fair value of assets acquired and liabilities assumed is based upon management's estimates and certain assumptions. Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost savings in the delivery of certain shared administrative and other services. Property, plant and equipment, exclusive of computer software, are amortized in accordance with regulatory requirements over the estimated useful life of the assets using the straight-line method. The weighted average useful life of Ascendant's assets is 29 years.
3.Business acquisitions and development projects (continued)
(g)Acquisition of ESSAL
The Company acquired 51% of ESSAL on October 13, 2020 for $87,975. ESSAL is a vertically integrated, regional water and wastewater provider in Southern Chile. The Company controls and consolidates ESSAL. Acquisition costs related to this acquisition have been expensed through the consolidated statement of operations.
The following table summarizes the final allocation of the acquisition price of $87,975 to the assets acquired and liabilities assumed when control was obtained.

Working capital	$10,575
Property, plant and equipment	238,504
Intangible assets	37,095
Goodwill	75,917
Other assets	1,394
Long-term debt	(144,335)
Other post-employment benefits	(2,292)
Deferred tax liabilities, net	(29,477)
Other liabilities	(14,881)
Non-controlling interest	(84,525)
Total net assets acquired	$87,975
Cash and cash equivalents acquired	6,983
Total net assets acquired, net of cash and cash equivalents	$80,992
The determination of the fair value of assets acquired and liabilities assumed is based upon management's estimates and certain assumptions. During 2021, adjustments to the preliminary allocation performed in 2020 were made to the fair value of other assets, accruals and long-term debt, resulting in a net increase of goodwill by $5,535, net of tax. These adjustments are reflected in the table above. Goodwill represents the excess of the purchase price over the aggregate fair value of net assets acquired. The contributing factors to the amount recorded as goodwill include future growth, potential synergies, and cost savings in the delivery of certain shared administrative and other services. Goodwill is reported under the Regulated Services Group Segment. Property, plant and equipment, exclusive of computer software, are amortized over the estimated useful life of the assets using the straight-line method. The weighted average useful life of ESSAL's assets is 40 years.
AQN acquired an additional 43% of ESSAL for $74,111 on October 17, 2020, resulting in AQN acquiring in total 94% of the outstanding shares of ESSAL. The purchase of the second tranche reduced non-controlling interest by $74,111.
In January 2021, the Company sold a 32% interest in Eco Acquisitionco SpA, the holding company through which AQN's interest in ESSAL is held, to a third party for consideration of $51,750. This represents an interest of 30% in the aggregate interest in ESSAL, which was reflected by a corresponding increase in non-controlling interest. This transaction resulted in no gain or loss. Following this transaction, AQN owns approximately 64% of the outstanding shares of ESSAL and continues to consolidate ESSAL's operations.